Consolidated Balance Sheets Details (Tables)	12 Months Ended
Feb. 28, 2017
Balance Sheet Related Disclosures [Abstract]
Inventories	Inventories comprised the following:

	As at
	February 28, 2017	February 29, 2016
Raw materials	$4	$46
Work in process	1	32
Finished goods	21	65
	$26	$143

Property, Plant and Equipment
Property, plant and equipment comprised the following:

	As at
	February 28, 2017	February 29, 2016
Cost
Land	$—	$26
Buildings, leasehold improvements and other	101	397
BlackBerry operations and other information technology	1,070	1,183
Manufacturing equipment, research and development equipment and tooling	87	120
Furniture and fixtures	15	18
	1,273	1,744
Accumulated amortization	1,182	1,332
Net book value	$91	$412

Intangible Assets
Intangible assets with definite lives are stated at cost, less accumulated amortization. Amortization is provided on a straight-line basis over the following terms:

Acquired technology	Between 3 and 10 years
Intellectual property	Between 1 and 17 years
Other acquired intangibles	Between 2 and 10 years
Intangible assets comprised the following:

	As at February 28, 2017
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$676	$446	$230
Intellectual property	418	184	234
Other acquired intangibles	197	59	138
	$1,291	$689	$602

	As at February 29, 2016
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$677	$367	$310
Intellectual property	1,437	704	733
Other acquired intangibles	197	27	170
	$2,311	$1,098	$1,213

Other acquired intangibles include items such as customer relationships and brand.

Intangible Assets, Weighted average remaining useful lives
The weighted average remaining useful lives of the intangible assets are as follows:

As at
	February 28, 2017	February 29, 2016
Acquired technology	3.4 years	4.4 years
Intellectual property	8.5 years	7.7 years
Other acquired intangibles	5.0 years	6.0 years

Changes to Carrying Amount of Goodwill
Changes to the carrying amount of goodwill during the fiscal years ended February 28, 2017 and February 29, 2016 were as follows:

	Mobility Solutions	Software & Services	SAF	Corporate	Total
Carrying amount as at February 28, 2015	$—	$—	$—	$85	$85
Effect of foreign exchange on non-U.S. dollar denominated goodwill	—	—	—	(7)	(7)
Goodwill acquired through business combinations during the year	—	—	—	540	540
Carrying amount as at February 29, 2016	—	—	—	618	618
Allocation of goodwill to segments based on relative fair value of reporting units	5	561	52	(618)	—
Goodwill Impairment Charge	(5)	—	(52)	—	(57)
Effect of foreign exchange on non-U.S. dollar denominated goodwill	—	(2)	—	—	(2)
Carrying amount as at February 28, 2017	$—	$559	$—	$—	$559

Accrued Liabilities	Accrued liabilities comprised the following:

	As at
	February 28, 2017	February 29, 2016
Warranty	$8	$33
Accrued royalties	43	38
RAP liability	36	38
Other	171	259
	$258	$368

Product Warranty
The change in the Company’s warranty expense and actual warranty experience from March 1, 2014 to February 28, 2017, as well as the accrued warranty obligations, are set forth in the following table:

Accrued warranty obligations as at March 1, 2014	$204
Actual warranty experience during fiscal 2015	(140)
Fiscal 2015 warranty provision	82
Adjustments for changes in estimate	(23)
Accrued warranty obligations as at February 28, 2015	123
Actual warranty experience during fiscal 2016	(44)
Fiscal 2016 warranty provision	39
Adjustments for changes in estimate	(85)
Accrued warranty obligations as at February 29, 2016	33
Transfer of warranty contribution liability from other accrued liabilities	5
Actual warranty experience during fiscal 2017	(10)
Fiscal 2017 warranty provision	9
Adjustments for changes in estimate	(29)
Accrued warranty obligations as at February 28, 2017	$8